Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net earnings including noncontrolling interests	$ 1,384.7	$ 1,248.0	$ 948.3
Net unrealized loss	(26.4)	(4.4)	(17.0)
Other comprehensive income (loss)	(23.6)	(10.9)	(8.2)
Comprehensive income	1,361.1	1,237.1	940.1
Comprehensive income attributable to noncontrolling interests	0.9	2.3	2.7
Comprehensive income attributable to Starbucks	1,360.2	1,234.8	937.4
Available-for-sale Securities [Member]
Unrealized holding gains/(losses) on available-for-sale securities, net of tax (provision)/benefit	0.4	0.4	(0.2)
Cash Flow Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	(37.9)	(7.7)	(11.3)
Reclassification adjustment for net losses realized in net earnings for cash flow hedges, net of tax benefit	10.5	10.5	1.3
Net Investment Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	0.6	(7.6)	(6.8)
Translation Adjustment Member
Translation adjustment, net of tax (provision)/benefit	$ 2.8	$ (6.5)	$ 8.8